Jun-26-03 02:39pm From- T-243 P.002/003 F-454

Securities Operations

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CentNYS

NYSE

03019135

1-43

RECD S.E.C.
JUN 26 2003
1086

June 26, 2003

PROCESSED
JUN 30 2003
THOMSON
FINANCIAL

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1933, GENERAL MOTORS CORPORATION, Series C Convertible Senior Debentures due 2033. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on June 26, 2003. Tentative listing date – June 27, 2003.

Sincerely,